CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash from operating activities:
Net Loss	$ (1,580,887)	$ (5,152,477)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	98,922	48,283
Gain on settlement of debt		(64,647)
Stock issued per origination fee		750,000
Stock option expense	447,826
Amortization of debt discounts		2,724,389
Initial fair value of warrant liability		735,347
Warrant derivative gain		(2,743,686)
Changes in assets and liabilities:
Accounts receivable	(1,240,489)	(41,315)
Contract assets	(784,811)	52,880
Prepaid expenses and other current assets	97,964	263,827
Accounts payable	604,096	184,829
Accounts payable-related party	875	(27,538)
Payroll taxes payable	168,125	(295,028)
Accrued expenses	(128,948)	258,307
Contract liabilities	2,048,419	(19,215)
Deferred revenue	(76,379)	(236,262)
Net cash used in operating activities	(345,287)	(3,562,306)
Cash flows from investing activities:
Software development costs	(60,000)
Purchase of patents/trademarks	(13,285)
Purchase of fixed assets	(212,393)	(41,709)
Net cash used in investing activities	(285,678)	(41,709)
Cash flows from financing activities:
Repayments of line of credit	(3,312)	(3,506)
Repayments of related party notes	(48,215)	(432,527)
Repayments of insurance and equipment financing	(243,566)
Repayments of notes payable		(1,766,250)
Repayments of series A convertible stock		(319,680)
Repurchase of common stock	(1,459)
Proceeds from series B preferred stock		1,000,000
Proceeds from common stock, net		5,777,390
Proceeds from warrants exercised	195,000
Repayments from financing agreements		(217,470)
Proceeds of notes payable		1,333,500
Net cash (used in) provided by financing activities	(101,552)	5,371,457
Net (decrease) increase in cash	(732,517)	1,767,442
Cash, beginning of year	1,941,818	174,376
Cash, end of year	1,209,301	1,941,818
Supplemental Disclosure of Cash Flow Information:
Interest paid	7,411	126,975
Tax paid
Supplemental Non-Cash Investing and Financing Activities:
Common stock issued for accrued BOD fees	73,708
Common stock issued for accounts payable		215,000
Common stock issued for related party notes payable		95,000
Common stock issued for loans and convertible notes		2,424,371
Common stock issued for accrued interest and penalties		257,895
Common stock issued for accrued officer salary	72,292	700,543
Accrued interest forgiven related to note payable settlement		20,697
Accrued dividends		17,760
Debt discount related to notes payable		1,571,250
Note issued for financing of insurance premiums	$ 242,239	$ 220,760